Share-based compensation - Changes in other equity instruments (Details) - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in shares)	209,092	224,846
Number of outstanding units granted (in shares)	14,158	7,752
Number of outstanding units performance factor impact on redemption (in shares)	0	0
Number of outstanding units granted in lieu of dividends (in shares)	4,031	4,495
Number of outstanding units redeemed (in shares)	(137,515)	(28,001)
Number of outstanding units cancelled (in shares)	0	0
Number of outstanding units, end of period (in shares)	89,766	209,092
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in shares)	17,361	20,455
Number of outstanding units granted (in shares)	79,240	8,700
Number of outstanding units performance factor impact on redemption (in shares)	0	0
Number of outstanding units granted in lieu of dividends (in shares)	2,840	545
Number of outstanding units redeemed (in shares)	(15,428)	(12,339)
Number of outstanding units cancelled (in shares)	(845)	0
Number of outstanding units, end of period (in shares)	83,168	17,361
Performance share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units, beginning of period (in shares)	579,778	604,895
Number of outstanding units granted (in shares)	0	149,200
Number of outstanding units performance factor impact on redemption (in shares)	132,215	(127,733)
Number of outstanding units granted in lieu of dividends (in shares)	9,909	12,303
Number of outstanding units redeemed (in shares)	(396,635)	(42,577)
Number of outstanding units cancelled (in shares)	(21,822)	(16,310)
Number of outstanding units, end of period (in shares)	303,445	579,778
Performance Share Units (PSU) New Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of outstanding units granted (in shares)	134,930
Number of outstanding units performance factor impact on redemption (in shares)	0
Number of outstanding units granted in lieu of dividends (in shares)	4,464
Number of outstanding units redeemed (in shares)	0
Number of outstanding units cancelled (in shares)	(1,356)
Number of outstanding units, end of period (in shares)	138,038